OPERATING EXPENSES (Tables)	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF OPERATING EXPENSES

Operating expenses are stated after charging/(crediting):

	Year Ended March 31,
Group	2026 $	2025 $	2024 $
Director fees including bonus (excluding Chairman’s bonus)	1,213,006	1,145,581	1,100,192
Chairman’s bonus	-	347,500	934,007
Auditor’s Remuneration (refer to Note 19)	165,314	182,853	158,195
Legal and Professional fees	1,637,209	1,005,883	1,377,774
FX Gains and losses	(700,750)	(96,978)	55,183
Depreciation	1,820	2,563	3,866